Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000089421 | U.S. Treasury Notes_3.750_8/31/2026
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089421 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089421 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089421 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089421 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089421 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089421 | UnitedHealth Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089421 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089421 | Microchip Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089421 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089421 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089421 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089421 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089421 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000089421 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089421 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000089421 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000089421 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000089421 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000089421 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000089421 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000089421 | Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000089421 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000089421 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089421 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089421 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000089421 | Computers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000089421 | Banks
Holdings [Line Items]
Percent of Total Investments	5.60%
C000089421 | Electric
Holdings [Line Items]
Percent of Total Investments	5.70%
C000089421 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	25.10%
C000089421 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	29.00%
C000089421 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000089421 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000089421 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000089421 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000089421 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089421 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089421 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089421 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089421 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089421 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089421 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089421 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004802 | U.S. Treasury Notes_3.750_8/31/2026
Holdings [Line Items]
Percent of Total Investments	2.30%
C000004802 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004802 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004802 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004802 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004802 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004802 | UnitedHealth Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000004802 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000004802 | Microchip Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004802 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004802 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004802 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004802 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004802 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004802 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004802 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004802 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004802 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004802 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004802 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000004802 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000004802 | Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000004802 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000004802 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	2.50%
C000004802 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000004802 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000004802 | Computers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000004802 | Banks
Holdings [Line Items]
Percent of Total Investments	5.60%
C000004802 | Electric
Holdings [Line Items]
Percent of Total Investments	5.70%
C000004802 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	25.10%
C000004802 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	29.00%
C000004802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000004802 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000004802 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000004802 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004802 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004802 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004802 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004802 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004802 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004802 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004802 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004802 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092338 | U.S. Treasury Notes_3.750_8/31/2026
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092338 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092338 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092338 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092338 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092338 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092338 | UnitedHealth Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092338 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092338 | Microchip Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092338 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092338 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092338 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092338 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092338 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000092338 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092338 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000092338 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000092338 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000092338 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000092338 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000092338 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000092338 | Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000092338 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000092338 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092338 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092338 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000092338 | Computers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092338 | Banks
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092338 | Electric
Holdings [Line Items]
Percent of Total Investments	5.70%
C000092338 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	25.10%
C000092338 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	29.00%
C000092338 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000092338 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092338 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000092338 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000092338 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092338 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092338 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092338 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092338 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092338 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092338 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092338 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002090 | U.S. Treasury Notes_3.750_8/31/2026
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002090 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002090 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002090 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002090 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002090 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002090 | UnitedHealth Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002090 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002090 | Microchip Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002090 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002090 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002090 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002090 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002090 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002090 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002090 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002090 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002090 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002090 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002090 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000002090 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000002090 | Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002090 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002090 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002090 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002090 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002090 | Computers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002090 | Banks
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002090 | Electric
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002090 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	25.10%
C000002090 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	29.00%
C000002090 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000002090 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002090 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000002090 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002090 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002090 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002090 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002090 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002090 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002090 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002090 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002090 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002089 | U.S. Treasury Notes_3.750_8/31/2026
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002089 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002089 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002089 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002089 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002089 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002089 | UnitedHealth Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002089 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002089 | Microchip Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002089 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002089 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002089 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002089 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002089 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002089 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002089 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002089 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002089 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002089 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002089 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000002089 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000002089 | Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002089 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002089 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002089 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002089 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002089 | Computers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002089 | Banks
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002089 | Electric
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002089 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	25.10%
C000002089 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	29.00%
C000002089 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000002089 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002089 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000002089 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002089 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002089 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002089 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002089 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002089 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002089 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002089 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002089 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085576 | U.S. Treasury Notes_3.750_8/31/2026
Holdings [Line Items]
Percent of Total Investments	2.30%
C000085576 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000085576 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000085576 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000085576 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085576 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085576 | UnitedHealth Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085576 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085576 | Microchip Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085576 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085576 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085576 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085576 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000085576 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000085576 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000085576 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000085576 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000085576 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000085576 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000085576 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000085576 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000085576 | Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000085576 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000085576 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	2.50%
C000085576 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000085576 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000085576 | Computers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000085576 | Banks
Holdings [Line Items]
Percent of Total Investments	5.60%
C000085576 | Electric
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085576 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	25.10%
C000085576 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	29.00%
C000085576 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000085576 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000085576 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000085576 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000085576 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000085576 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085576 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085576 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085576 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085576 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085576 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085576 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089428 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089428 | Shell PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089428 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000089428 | Cie de Saint-Gobain SA__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089428 | BNP Paribas SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089428 | Banco Santander SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089428 | RELX PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089428 | Heineken NV__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089428 | Renesas Electronics Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089428 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089428 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089428 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000089428 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000089428 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089428 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089428 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000089428 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000089428 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089428 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000089428 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089428 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000089428 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089428 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089428 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000089428 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089428 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004786 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000004786 | Shell PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004786 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000004786 | Cie de Saint-Gobain SA__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004786 | BNP Paribas SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004786 | Banco Santander SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004786 | RELX PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004786 | Heineken NV__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004786 | Renesas Electronics Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004786 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004786 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004786 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004786 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004786 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004786 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000004786 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004786 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000004786 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004786 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004786 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000004786 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004786 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092345 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092345 | Shell PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092345 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000092345 | Cie de Saint-Gobain SA__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092345 | BNP Paribas SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092345 | Banco Santander SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092345 | RELX PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092345 | Heineken NV__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092345 | Renesas Electronics Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092345 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092345 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092345 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092345 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000092345 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092345 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092345 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000092345 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000092345 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092345 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000092345 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092345 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000092345 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092345 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092345 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000092345 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092345 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004785 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000004785 | Shell PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004785 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000004785 | Cie de Saint-Gobain SA__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004785 | BNP Paribas SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004785 | Banco Santander SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004785 | RELX PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004785 | Heineken NV__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004785 | Renesas Electronics Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004785 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004785 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004785 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000004785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000004785 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004785 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004785 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000004785 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004785 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004784 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000004784 | Shell PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004784 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000004784 | Cie de Saint-Gobain SA__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004784 | BNP Paribas SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004784 | Banco Santander SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004784 | RELX PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004784 | Heineken NV__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004784 | Renesas Electronics Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004784 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004784 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004784 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004784 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004784 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004784 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004784 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004784 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000004784 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004784 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004784 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004784 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000004784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004784 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004784 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000004784 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004784 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185593 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000185593 | Shell PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000185593 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000185593 | Cie de Saint-Gobain SA__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000185593 | BNP Paribas SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000185593 | Banco Santander SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000185593 | RELX PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185593 | Heineken NV__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185593 | Renesas Electronics Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185593 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000185593 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000185593 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000185593 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000185593 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185593 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000185593 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000185593 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000185593 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000185593 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000185593 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000185593 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000185593 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000185593 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185593 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000185593 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185593 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079124 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000079124 | Shell PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079124 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000079124 | Cie de Saint-Gobain SA__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000079124 | BNP Paribas SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079124 | Banco Santander SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079124 | RELX PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079124 | Heineken NV__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079124 | Renesas Electronics Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079124 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079124 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000079124 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000079124 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000079124 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079124 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079124 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000079124 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000079124 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000079124 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000079124 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000079124 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000079124 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000079124 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079124 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000079124 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000079124 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167880 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	11.40%
C000167880 | U.S. Treasury Bonds_3.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	9.90%
C000167880 | U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	7.80%
C000167880 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	6.90%
C000167880 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	5.00%
C000167880 | Federal Home Loan Mortgage Corp._2.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	4.90%
C000167880 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	4.80%
C000167880 | Federal Home Loan Mortgage Corp._3.000_6/1/2052
Holdings [Line Items]
Percent of Total Investments	3.60%
C000167880 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.40%
C000167880 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.30%
C000167880 | Banks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000167880 | Electric
Holdings [Line Items]
Percent of Total Investments	1.80%
C000167880 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	50.40%
C000167880 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	46.70%
C000167880 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167880 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000167880 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000167879 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	11.40%
C000167879 | U.S. Treasury Bonds_3.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	9.90%
C000167879 | U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	7.80%
C000167879 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	6.90%
C000167879 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	5.00%
C000167879 | Federal Home Loan Mortgage Corp._2.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	4.90%
C000167879 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	4.80%
C000167879 | Federal Home Loan Mortgage Corp._3.000_6/1/2052
Holdings [Line Items]
Percent of Total Investments	3.60%
C000167879 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.40%
C000167879 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.30%
C000167879 | Banks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000167879 | Electric
Holdings [Line Items]
Percent of Total Investments	1.80%
C000167879 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	50.40%
C000167879 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	46.70%
C000167879 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167879 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000167879 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000211731 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	11.40%
C000211731 | U.S. Treasury Bonds_3.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	9.90%
C000211731 | U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	7.80%
C000211731 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	6.90%
C000211731 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	5.00%
C000211731 | Federal Home Loan Mortgage Corp._2.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	4.90%
C000211731 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	4.80%
C000211731 | Federal Home Loan Mortgage Corp._3.000_6/1/2052
Holdings [Line Items]
Percent of Total Investments	3.60%
C000211731 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211731 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211731 | Banks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000211731 | Electric
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211731 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	50.40%
C000211731 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	46.70%
C000211731 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211731 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000211731 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000167881 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	11.40%
C000167881 | U.S. Treasury Bonds_3.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	9.90%
C000167881 | U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	7.80%
C000167881 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	6.90%
C000167881 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	5.00%
C000167881 | Federal Home Loan Mortgage Corp._2.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	4.90%
C000167881 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	4.80%
C000167881 | Federal Home Loan Mortgage Corp._3.000_6/1/2052
Holdings [Line Items]
Percent of Total Investments	3.60%
C000167881 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.40%
C000167881 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.30%
C000167881 | Banks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000167881 | Electric
Holdings [Line Items]
Percent of Total Investments	1.80%
C000167881 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	50.40%
C000167881 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	46.70%
C000167881 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167881 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000167881 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000206040 | Ibiden Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206040 | Enerflex Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206040 | Samsung Electro-Mechanics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | MTAR Technologies Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | Kioxia Holdings Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | Tamarack Valley Energy Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | 5N Plus, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206040 | ASPEED Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206040 | Asia Vital Components Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206040 | Browave Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206040 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206040 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206040 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206040 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206040 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206040 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000206040 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000206040 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206040 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000206040 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206040 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206040 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206040 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000206040 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206039 | Ibiden Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206039 | Enerflex Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206039 | Samsung Electro-Mechanics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | MTAR Technologies Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | Kioxia Holdings Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | Tamarack Valley Energy Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | 5N Plus, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206039 | ASPEED Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206039 | Asia Vital Components Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206039 | Browave Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206039 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206039 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206039 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206039 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206039 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206039 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000206039 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000206039 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206039 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000206039 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206039 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206039 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206039 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000206039 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206041 | Ibiden Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206041 | Enerflex Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206041 | Samsung Electro-Mechanics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | MTAR Technologies Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | Kioxia Holdings Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | Tamarack Valley Energy Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | 5N Plus, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206041 | ASPEED Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206041 | Asia Vital Components Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206041 | Browave Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206041 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206041 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206041 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206041 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206041 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206041 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000206041 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000206041 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206041 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000206041 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206041 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206041 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206041 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000206041 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089422 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089422 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089422 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089422 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089422 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089422 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089422 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089422 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089422 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089422 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089422 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089422 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089422 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089422 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000089422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000089422 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000089422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000089422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000089422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000089422 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000089422 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089422 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089422 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004803 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000004803 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000004803 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004803 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004803 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004803 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004803 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004803 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004803 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004803 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004803 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004803 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004803 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004803 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004803 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004803 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000004803 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004803 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004803 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000004803 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000004803 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000004803 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004803 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004803 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092339 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092339 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092339 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092339 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092339 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092339 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092339 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092339 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092339 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092339 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092339 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092339 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092339 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092339 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092339 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092339 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000092339 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000092339 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000092339 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000092339 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000092339 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000092339 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092339 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092339 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002970 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002970 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002970 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002970 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002970 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002970 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002970 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002970 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002970 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002970 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002970 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002970 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002970 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002970 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002970 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002970 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000002970 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002970 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002970 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002970 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000002970 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000002970 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002970 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002970 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002969 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002969 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002969 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002969 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002969 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002969 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002969 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002969 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002969 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002969 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002969 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002969 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002969 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002969 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002969 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002969 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000002969 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002969 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002969 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002969 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000002969 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000002969 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002969 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002969 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000185590 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000185590 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000185590 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000185590 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000185590 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185590 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000185590 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185590 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000185590 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000185590 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000185590 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185590 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185590 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185590 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000185590 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000185590 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000185590 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000185590 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000185590 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000185590 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000185590 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000185590 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185590 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000185590 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079122 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079122 | GE HealthCare Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079122 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079122 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | APA Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079122 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079122 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079122 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079122 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079122 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079122 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000079122 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079122 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079122 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000079122 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079122 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079122 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000079122 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079122 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000079122 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000079122 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000079122 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000079122 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079122 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000079122 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089424 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089424 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089424 | Knife River Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089424 | Murphy Oil Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089424 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089424 | Olin Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089424 | ATI, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089424 | AAR Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089424 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089424 | SLM Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089424 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089424 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000089424 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089424 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089424 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089424 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000089424 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000089424 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000089424 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089424 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000089424 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000089424 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000089424 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089424 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089424 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004770 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004770 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004770 | Knife River Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004770 | Murphy Oil Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004770 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004770 | Olin Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004770 | ATI, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004770 | AAR Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004770 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004770 | SLM Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004770 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004770 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004770 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004770 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004770 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004770 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004770 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000004770 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004770 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004770 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000004770 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000004770 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000004770 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004770 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004770 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092341 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092341 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092341 | Knife River Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092341 | Murphy Oil Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000092341 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000092341 | Olin Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000092341 | ATI, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000092341 | AAR Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092341 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092341 | SLM Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092341 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092341 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000092341 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092341 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092341 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092341 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000092341 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000092341 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000092341 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092341 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000092341 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000092341 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000092341 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092341 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092341 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004769 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004769 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004769 | Knife River Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004769 | Murphy Oil Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004769 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004769 | Olin Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004769 | ATI, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004769 | AAR Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004769 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004769 | SLM Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004769 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004769 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000004769 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000004769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000004769 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000004769 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004769 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004769 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004768 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004768 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004768 | Knife River Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004768 | Murphy Oil Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004768 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004768 | Olin Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004768 | ATI, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004768 | AAR Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004768 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004768 | SLM Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000004768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000004768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000004768 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000004768 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004768 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004768 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180103 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000180103 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000180103 | Knife River Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180103 | Murphy Oil Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180103 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180103 | Olin Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180103 | ATI, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180103 | AAR Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180103 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180103 | SLM Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180103 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180103 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000180103 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180103 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180103 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180103 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000180103 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000180103 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000180103 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180103 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000180103 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000180103 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000180103 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180103 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180103 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079123 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000079123 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000079123 | Knife River Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079123 | Murphy Oil Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079123 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079123 | Olin Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079123 | ATI, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079123 | AAR Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079123 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079123 | SLM Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079123 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079123 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000079123 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079123 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000079123 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079123 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000079123 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000079123 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079123 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079123 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000079123 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000079123 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000079123 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079123 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079123 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%